Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)				Value of Initial Fixed $100 Investment Based on:
		Compensation Actually Paid to PEO (2)	Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Loss (thousands)	Revenue (9) (thousands)
2024	$2,601,271	$7,269,721	$1,136,014	$3,096,385	$167	$105	$(84,596)	$166,025
2023	$2,422,307	$304,116	$982,650	$(1,099,089)	$94	$106	$(78,502)	$165,151
2022	$2,577,107	$5,598,317	$1,431,876	$1,804,293	$237	$100	$(75,209)	$161,700
2021	$2,283,091	$5,862,847	$3,377,966	$4,191,258	$244	$125	$(41,139)	$126,682
2020	$598,158	$2,725,698	$474,503	$1,794,592	$136	$130	$(38,121)	$84,676

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The PEO and Non-PEO NEO for each fiscal years are as follows:

Year	PEO	Non-PEO NEO
2024	Juan José Chacón Quirós	Rajbir S. Denhoy, S. Ross Mansbach, Filippo "Peter" Caldini
2023	Juan José Chacón Quirós	Rajbir S. Denhoy, S. Ross Mansbach, Paul D. Rodio
2022	Juan José Chacón Quirós	Rajbir S. Denhoy, S. Ross Mansbach, Paul D. Rodio, Pratip Dastidar
2021	Juan José Chacón Quirós	Rajbir S. Denhoy, Pratip Dastidar
2020	Juan José Chacón Quirós	Salvador Dada Santos, Renee M. Gaeta

Peer Group Issuers, Footnote	Total Shareholder Return is determined based on the value of an initial fixed investment of $100 at the close of trading on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. The amounts for Peer Group Total Shareholder Return consists of the NASDAQ Health Services Index. Information used in this column was obtained from the Nasdaq Stock Market, LLC, a financial data provider and a source believed to be reliable.
PEO Total Compensation Amount	$ 2,601,271	$ 2,422,307	$ 2,577,107	$ 2,283,091	$ 598,158
PEO Actually Paid Compensation Amount	$ 7,269,721	304,116	5,598,317	5,862,847	2,725,698
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Grant Date Value of Equity Awards ($) (4)	Add Year- End Equity Value of Awards at Year-End ($) (5)	Add Change in Value of Prior Equity Awards Outstanding at Year-End ($) (6)	Add Change in Value of Vested Equity Awards ($) (7)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($) (8)	Average Compensation Actually Paid ($)
2024	PEO	2,601,271	1,328,855	3,440,167	2,176,551	380,587	—	7,269,721
	Non-PEO NEOs	1,136,014	694,916	1,654,988	831,239	169,060	—	3,096,385
2023	PEO	2,422,307	1,329,937	1,738,207	(2,601,330)	74,869	—	304,116
	Non-PEO NEOs	982,650	362,123	602,556	(1,293,029)	(380,320)	648,823	(1,099,089)
2022	PEO	2,577,107	1,663,742	4,501,822	238,857	(55,727)	—	5,598,317
	Non-PEO NEOs	1,431,876	1,053,108	1,741,392	184,195	(51,051)	449,011	1,804,293
2021	PEO	2,283,091	1,441,771	3,670,133	1,351,394	—	—	5,862,847
	Non-PEO NEOs	3,377,966	3,019,590	2,830,233	901,886	100,763	—	4,191,258
2020	PEO	598,158	—	1,667,521	460,019	—	—	2,725,698
	Non-PEO NEOs	474,503	—	1,112,862	312,123	(104,896)	—	1,794,592

Non-PEO NEO Average Total Compensation Amount	$ 1,136,014	982,650	1,431,876	3,377,966	474,503
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,096,385	(1,099,089)	1,804,293	4,191,258	1,794,592
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Grant Date Value of Equity Awards ($) (4)	Add Year- End Equity Value of Awards at Year-End ($) (5)	Add Change in Value of Prior Equity Awards Outstanding at Year-End ($) (6)	Add Change in Value of Vested Equity Awards ($) (7)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($) (8)	Average Compensation Actually Paid ($)
2024	PEO	2,601,271	1,328,855	3,440,167	2,176,551	380,587	—	7,269,721
	Non-PEO NEOs	1,136,014	694,916	1,654,988	831,239	169,060	—	3,096,385
2023	PEO	2,422,307	1,329,937	1,738,207	(2,601,330)	74,869	—	304,116
	Non-PEO NEOs	982,650	362,123	602,556	(1,293,029)	(380,320)	648,823	(1,099,089)
2022	PEO	2,577,107	1,663,742	4,501,822	238,857	(55,727)	—	5,598,317
	Non-PEO NEOs	1,431,876	1,053,108	1,741,392	184,195	(51,051)	449,011	1,804,293
2021	PEO	2,283,091	1,441,771	3,670,133	1,351,394	—	—	5,862,847
	Non-PEO NEOs	3,377,966	3,019,590	2,830,233	901,886	100,763	—	4,191,258
2020	PEO	598,158	—	1,667,521	460,019	—	—	2,725,698
	Non-PEO NEOs	474,503	—	1,112,862	312,123	(104,896)	—	1,794,592

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as presented in the table above for each of the last five fiscal years against our total shareholder return and the total shareholder return of the NASDAQ Health Services Index (each calculated as described above in footnote (3) of the table above) over that period of time.

Compensation Actually Paid vs. Net Income
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as presented in the table above for each of the last five fiscal years against our revenue in each of those years.

Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as presented in the table above for each of the last five fiscal years against our net loss in each of those years.

Total Shareholder Return Vs Peer Group
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as presented in the table above for each of the last five fiscal years against our total shareholder return and the total shareholder return of the NASDAQ Health Services Index (each calculated as described above in footnote (3) of the table above) over that period of time.

Tabular List, Table	•Revenue •Operating expenses •Cash flow from operating activities •Regulatory progress •Manufacturing expansion
Total Shareholder Return Amount	$ 167	94	237	244	136
Peer Group Total Shareholder Return Amount	105	106	100	125	130
Net Income (Loss)	$ (84,596,000)	$ (78,502,000)	$ (75,209,000)	$ (41,139,000)	$ (38,121,000)
Company Selected Measure Amount	166,025,000	165,151,000	161,700,000	126,682,000	84,676,000
PEO Name	Juan José Chacón Quirós	Juan José Chacón Quirós	Juan José Chacón Quirós	Juan José Chacón Quirós	Juan José Chacón Quirós
Additional 402(v) Disclosure
Pursuant to the Exchange Act, we are required to disclose in this proxy statement certain information comparing the total compensation of our Chief Executive Officer (whom we also refer to below as our “PEO”), and the average total compensation of our other named executive officers (whom we also refer to below as our “Non-PEO NEOs”), in each case both as reported in the Summary Compensation Table presented in this Proxy Statement and as “actually paid” to such named executive officers as determined pursuant to applicable SEC rules, to the Company’s performance as presented in the table below.
Value of equity awards from Grants of Plan-Based Awards table valued at grant date.
(5)Value of unvested outstanding equity awards at the applicable fiscal year-end.
(6)Change in value of unvested equity awards outstanding at the beginning of the applicable fiscal year.
(7)Change in value of equity awards vested during the applicable fiscal year.
(8)Value of any cancelled/forfeited equity awards during the applicable fiscal year.
(9)In the Company's assessment, revenue is the financial performance measure that is the most important financial performance measure used by the Company in 2024 to link compensation actually paid to performance. Please see the Compensation Discussion and Analysis section above for a further discussion of revenue and how it is utilized in our executive compensation program.
FINANCIAL AND NON-FINANCIAL PERFORMANCE MEASURES
	Following is an unranked list of financial and non-financial performance measures we consider the most important in linking the compensation actually paid to our named executive officers for 2024 with our performance:
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating expenses
Measure:: 3
Pay vs Performance Disclosure
Name	Cash flow from operating activities
Measure:: 4
Pay vs Performance Disclosure
Name	Regulatory progress
Measure:: 5
Pay vs Performance Disclosure
Name	Manufacturing expansion
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,328,855)	$ (1,329,937)	$ (1,663,742)	$ (1,441,771)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,440,167	1,738,207	4,501,822	3,670,133	1,667,521
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,176,551	(2,601,330)	238,857	1,351,394	460,019
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	380,587	74,869	(55,727)	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(694,916)	(362,123)	(1,053,108)	(3,019,590)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,654,988	602,556	1,741,392	2,830,233	1,112,862
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	831,239	(1,293,029)	184,195	901,886	312,123
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,060	(380,320)	(51,051)	100,763	(104,896)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (648,823)	$ (449,011)	$ 0	$ 0